Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Virgin Group Acquisition Corp. II
Entity Central Index Key	0001841761
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false